UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Ferrie
Title:  Vice President, Treasurer & Chief Compliance Officer
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ BRIAN FERRIE                                May 14, 2010
     -----------------------------         -----------------------------
         Brian Ferrie                              Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     38
                                        ----------------
Form 13F Information Table Value Total:     $3,591,851
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                 March 31, 2010

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               Common           88579Y101        155,807       1,864,391
Abbott Labs Com                     Common           002824100        183,332       3,480,107
Adobe Systems Inc                   Common           00724F101         85,044       2,404,420
Amphenol Corp                       Common           032095101         97,206       2,303,996
Automatic Data Processing           Common           053015103        139,502       3,136,991
Bard (C.R.) Inc                     Common           067383109        128,134       1,479,265
Bristol Myers Squibb Co Com         Common           110122108            996          37,310
CH Robinson Worldwide               Common           12541W209         76,018       1,361,110
Clorox Co                           Common           189054109         86,812       1,353,476
Coca-Cola Co                        Common           191216100        113,582       2,065,128
Cognizant Tech Solutions Corp       Common           192446102        123,981       2,431,960
Colgate-Palmolive Co                Common           194162103        148,154       1,737,673
Dionex Corp                         Common           254546104          1,933          25,851
Ecolab Inc                          Common           278865100         77,457       1,762,378
Emerson Electric Co                 Common           291011104        177,815       3,532,277
Equifax Inc                         Common           294429105        134,039       3,744,119
Exxon Mobil Corp                    Common           30231G102            230           3,432
Intel Corp                          Common           458140100            207           9,300
International Business Machine      Common           459200101            341           2,662
Johnson & Johnson                   Common           478160104        132,510       2,032,360
Medtronic Inc                       Common           585055106        145,477       3,230,674
Microsoft Corp Com                  Common           594918104        165,436       5,652,080
Nestle SA ADR                       Common           641069406            346           6,750
Nike Inc Cl B                       Common           654106103            609           8,289
Omnicom Group Inc                   Common           681919106        147,386       3,797,618
Oracle Corp                         Common           68389X105        148,930       5,797,215
Paychex Inc                         Common           704326107         71,608       2,332,511
Pepsico Inc                         Common           713448108        137,202       2,073,793
Praxair Inc                         Common           74005P104        161,340       1,943,860
Procter & Gamble Co                 Common           742718109        141,641       2,238,680
Stryker Corp                        Common           863667101        127,341       2,225,468
Sysco Corp                          Common           871829107         98,669       3,344,723
T Rowe Price Group Inc              Common           74144T108        112,184       2,042,313
United Technologies Corp            Common           913017109        156,548       2,126,726
Vanguard Div App ETF                Common           921908844            703          14,400
Waters Corp                         Common           941848103        112,112       1,659,940
Wells Fargo & Co                    Common           949746101          1,015          32,600
Zebra Technologies                  Common           989207105            204           6,900

                                                                    3,591,851      73,302,746
                                                                    =========      ==========


         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    1,673,851                  190,540
Abbott Labs Com                             Sole                    3,136,952                  343,155
Adobe Systems Inc                           Sole                    2,162,170                  242,250
Amphenol Corp                               Sole                    2,062,645                  241,351
Automatic Data Processing                   Sole                    2,847,225                  289,766
Bard (C.R.) Inc                             Sole                    1,322,555                  156,710
Bristol Myers Squibb Co Com                 Sole                       37,310                        -
CH Robinson Worldwide                       Sole                    1,227,540                  133,570
Clorox Co                                   Sole                    1,218,692                  134,784
Coca-Cola Co                                Sole                    1,880,255                  184,873
Cognizant Tech Solutions Corp               Sole                    2,176,980                  254,980
Colgate-Palmolive Co                        Sole                    1,583,970                  153,703
Dionex Corp                                 Sole                       22,601                    3,250
Ecolab Inc                                  Sole                    1,589,165                  173,213
Emerson Electric Co                         Sole                    3,176,549                  355,728
Equifax Inc                                 Sole                    3,361,499                  382,620
Exxon Mobil Corp                            Sole                        3,432                        -
Intel Corp                                  Sole                        7,800                    1,500
International Business Machine              Sole                        2,662                        -
Johnson & Johnson                           Sole                    1,851,005                  181,355
Medtronic Inc                               Sole                    2,899,450                  331,224
Microsoft Corp Com                          Sole                    5,072,431                  579,649
Nestle SA ADR                               Sole                        6,750                        -
Nike Inc Cl B                               Sole                        8,289                        -
Omnicom Group Inc                           Sole                    3,428,228                  369,390
Oracle Corp                                 Sole                    5,224,045                  573,170
Paychex Inc                                 Sole                    2,086,611                  245,900
Pepsico Inc                                 Sole                    1,854,850                  218,943
Praxair Inc                                 Sole                    1,745,908                  197,952
Procter & Gamble Co                         Sole                    2,033,105                  205,575
Stryker Corp                                Sole                    2,022,565                  202,903
Sysco Corp                                  Sole                    2,995,996                  348,727
T Rowe Price Group Inc                      Sole                    1,839,280                  203,033
United Technologies Corp                    Sole                    1,905,110                  221,616
Vanguard Div App ETF                        Sole                       14,400                        -
Waters Corp                                 Sole                    1,485,390                  174,550
Wells Fargo & Co                            Sole                       31,500                    1,100
Zebra Technologies                          Sole                        6,900                        -

